Financial risk management - Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and due from banks	S/ 9,818,711	S/ 13,193,411	S/ 17,104,465
Inter-bank funds	524,915	296,119	30,002
Investments at amortized cost	61,651,344	63,294,936
Loans, net	46,520,382	45,502,998	43,005,583
Other assets	2,125,148	1,743,963	1,834,483
Total assets	89,624,779	87,482,089	89,954,787
Financial liabilities
Deposits and obligations	49,188,234	48,530,708	48,897,944
Inter-bank funds	119,712	30,012	0
Due to banks and correspondents	9,025,930	7,100,646	8,522,849
Bonds, notes and other obligations	5,551,629	7,906,303	8,389,672
Other liabilities	3,407,360	3,129,164	2,468,242
Equity	10,008,101	9,426,227	8,734,828	S/ 8,734,828	S/ 8,953,949
Total liabilities and equity	89,624,779	87,482,089	S/ 89,954,787
Off- balance sheet accounts
Derivatives held as assets	59,002	312,718
Derivatives held as liabilities	44,611	13,156
Mining rights [member]
Financial assets
Cash and due from banks	9,818,711	13,193,411
Inter-bank funds	524,915	296,119
Investments at fair value through other comprehensive income	21,691,447	17,551,826
Investments at amortized cost	3,474,004	3,302,779
Loans, net	46,520,382	45,502,998
Other assets	5,939,681	5,498,881
Total assets	87,969,140	85,346,014
Financial liabilities
Deposits and obligations	49,188,234	48,530,708
Inter-bank funds	119,712	30,012
Due to banks and correspondents	9,025,930	7,100,646
Bonds, notes and other obligations	5,551,629	7,906,303
Insurance and reinsurance contract liabilities	12,207,536	11,231,321
Other liabilities	3,422,853	2,972,990
Equity	10,008,101	9,426,227
Total liabilities and equity	89,523,995	87,198,207
Off- balance sheet accounts
Derivatives held as assets	2,578,515	2,579,164
Derivatives held as liabilities	2,578,515	2,579,164
Marginal gap	(1,554,855)	(1,852,193)
Up to 1 month [member] | Mining rights [member]
Financial assets
Cash and due from banks	6,438,844	8,824,601
Inter-bank funds	524,915	296,119
Investments at fair value through other comprehensive income	501,199	640,301
Investments at amortized cost	23,583
Loans, net	4,247,703	4,596,996
Other assets	1,034,215	1,054,431
Total assets	12,770,459	15,412,448
Financial liabilities
Deposits and obligations	30,185,794	30,713,163
Inter-bank funds	119,712	30,012
Due to banks and correspondents	1,459,377	606,091
Bonds, notes and other obligations	200,594	2,532,625
Insurance and reinsurance contract liabilities	52,793	53,926
Other liabilities	867,346	468,255
Total liabilities and equity	32,885,616	34,404,072
Off- balance sheet accounts
Derivatives held as assets	185,450	1,681,974
Derivatives held as liabilities	185,450	1,681,974
Marginal gap	(20,115,157)	(18,991,624)
Cumulative gap	(20,115,157)	(18,991,624)
From 1 to 3 months [member] | Mining rights [member]
Financial assets
Cash and due from banks	77,841	23,810
Investments at fair value through other comprehensive income	1,540,643	1,129,911
Investments at amortized cost	86,652	71,640
Loans, net	5,611,232	5,750,591
Other assets	195,323	99,411
Total assets	7,511,691	7,075,363
Financial liabilities
Deposits and obligations	3,894,718	1,688,546
Due to banks and correspondents	1,758,037	1,239,640
Bonds, notes and other obligations	1,138,301	3,614
Insurance and reinsurance contract liabilities	104,011	107,091
Other liabilities	142,339	138,932
Total liabilities and equity	7,037,406	3,177,823
Off- balance sheet accounts
Derivatives held as assets	111,270
Derivatives held as liabilities	111,270
Marginal gap	474,285	3,897,540
Cumulative gap	(19,640,872)	(15,094,084)
From 3 months to 1 year [member] | Mining rights [member]
Financial assets
Cash and due from banks	216,012	303,812
Investments at fair value through other comprehensive income	2,293,382	275,048
Investments at amortized cost	634,133	494,872
Loans, net	11,248,432	10,366,009
Other assets	262,343	69,853
Total assets	14,654,302	11,509,594
Financial liabilities
Deposits and obligations	6,601,910	6,098,329
Due to banks and correspondents	2,776,380	1,072,666
Bonds, notes and other obligations	18,233	233,891
Insurance and reinsurance contract liabilities	470,253	480,885
Other liabilities	205,445	165,118
Total liabilities and equity	10,072,221	8,050,889
Off- balance sheet accounts
Derivatives held as assets	1,576,325
Derivatives held as liabilities	1,576,325
Marginal gap	4,582,081	3,458,705
Cumulative gap	(15,058,791)	(11,635,379)
From 1 to 5 years [member] | Mining rights [member]
Financial assets
Cash and due from banks	26,788	6,815
Investments at fair value through other comprehensive income	4,041,060	4,159,999
Investments at amortized cost	636,561	1,084,113
Loans, net	19,392,632	18,886,533
Other assets	219,298	73,355
Total assets	24,316,339	24,210,815
Financial liabilities
Deposits and obligations	498,592	1,022,471
Due to banks and correspondents	1,683,940	3,023,988
Bonds, notes and other obligations	3,960,246	4,895,031
Insurance and reinsurance contract liabilities	2,549,908	2,555,889
Other liabilities	514,669	418,962
Total liabilities and equity	9,207,355	11,916,341
Off- balance sheet accounts
Derivatives held as assets	705,470	897,190
Derivatives held as liabilities	705,470	897,190
Marginal gap	15,108,984	12,294,474
Cumulative gap	50,193	659,095
More than 5 years [member] | Mining rights [member]
Financial assets
Cash and due from banks		22,080
Investments at fair value through other comprehensive income	12,870,285	10,833,683
Investments at amortized cost	2,093,075	1,652,154
Loans, net	6,584,178	6,443,838
Other assets	5,590	33,726
Total assets	21,553,128	18,985,481
Financial liabilities
Deposits and obligations	46,902	323,521
Due to banks and correspondents	1,348,196	1,158,261
Bonds, notes and other obligations	234,255	241,142
Insurance and reinsurance contract liabilities	8,784,208	7,803,150
Other liabilities	520,057	495,123
Total liabilities and equity	10,933,618	10,021,197
Off- balance sheet accounts
Marginal gap	10,619,510	8,964,284
Cumulative gap	10,669,703	9,623,379
Non-interest bearing [member] | Mining rights [member]
Financial assets
Cash and due from banks	3,059,226	4,012,293
Investments at fair value through other comprehensive income	444,878	512,884
Loans, net	(563,795)	(540,969)
Other assets	4,222,912	4,168,105
Total assets	7,163,221	8,152,313
Financial liabilities
Deposits and obligations	7,960,318	8,684,678
Insurance and reinsurance contract liabilities	246,363	230,380
Other liabilities	1,172,997	1,286,600
Equity	10,008,101	9,426,227
Total liabilities and equity	19,387,779	19,627,885
Off- balance sheet accounts
Marginal gap	(12,224,558)	(11,475,572)
Cumulative gap	S/ (1,554,855)	S/ (1,852,193)